Intangible assets (Details Narrative) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Intangible assets
Remaining amortization period	6 years 6 months
Intangible Asset		$ 795
Extend Amortization Period Of Intangible Assets	7 years